EQUITY - ATM offering (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EQUITY
Other Receivable for ATM proceeds	$ 700
At-the-Market offering ("ATM")
EQUITY
ATM proceeds received in settlement of other receivable		$ 762
Net proceeds from issuance	28,971	16,474	$ 26,988
At-the-Market offering ("ATM") | ADS
EQUITY
ATM proceeds received in settlement of other receivable		762
Gross proceeds from issuance	29,867	16,984	28,608
Net proceeds from issuance	28,971	16,295	$ 27,403
Sales Commissions	$ 896	510
Other expenses		$ 179
Issuance of shares on offering	193,000	284,719	731,843